UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q
(AMENDED)

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Address of principal executive offices)

(Zip code)

MP 63 Fund Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: May 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	MP 63 FUND, INC.
	SHEDULE OF INVESTMENTS
	AS OF MAY 31, 2006

SHARES HELD/SECURITY DESCRIPTION		MARKET VALUE

COMMON STOCKS - 99.26%

ADVERTISING - .20%
7,832	INTERPUBLIC GROUP COS. INC.	$74,639

AUTO PARTS - RETAIL/WHOLESALE - .93%
8,216	GENUINE PARTS CO.	353,781

BANKS - MONEY CENTER - 2.44%
19,072	BANK OF AMERICA CORP.	923,085

BANKS - REGIONAL - 3.92%
19,699	BB&T CORPORATION	818,887
18,030	NATIONAL CITY CORP.	664,946
		1,483,834

BEVERAGES - ALCOHOLIC/SOFT DRINK - 2.59%
14,049	ANHEUSER BUSCH CO'S. INC.	641,196
7,742	COCA COLA CO.	340,880
		982,077

BUILDING PRODUCTS - RETAIL/WHOLE - 1.69%
7,369	BLACK & DECKER CORP.	640,808

BUSINESS SERVICES - MAN - .75%
26,456	SERVICEMASTER COMPANY	285,725

CHEMICALS - DIVERSIFIED - .87%
17,623	RPM INC.	328,316

CHEMICALS - SPECIALTY - .98%
9,545	ENGELHARD CORPORATION	371,587

COMMERCIAL SERVICES - 1.09%
9,672	DIEBOLD INC	411,157

COMPUTER - MINI/MICRO - 3.52%
19,366	HEWLETT-PACKARD CO.	627,071
31,100	MICROSOFT CORP.	704,415
		1,331,486

CONTAINERS - PAPER/PLASTIC - 1.24%
15,438	BEMIS	469,315

COSMETICS & PERSONAL CARE - 7.36%
14,264	JOHNSON & JOHNSON	858,978
7,388	KIMBERLY CLARK CORP.	448,230
27,968	AVON PRODUCTS INC.	886,586
9,836	COLGATE-PALMOLIVE CO.	593,504
		2,787,298

DIVERSIFIED OPERATION - 6.48%
6,369	3M COMPANY	532,831
19,145	CORNING INC.	464,266
10,500	FORTUNE BRANDS	777,000
19,843	GENERAL ELECTRIC CO.	679,821
		2,453,918

ELECTRONIC EQUIPMENT - .15%
700	EMERSON ELECTRIC CO.	57,764

ELECTRONIC - SEMICONDUCTORS - 1.72%
36,120	INTEL CORP.	650,882

FINANCE - INVESTMENT MANAGEMENT - 2.27%
9,555	FRANKLIN RESOURCES INC.	859,472

FINANCIAL SERVICES - 7.95%
18,322	BLOCK (H.R.) INC.	416,826
23,016	COUNTRYWIDE FINANCIAL CORP.	881,052
46,610	PAYCHEX INC.	1,711,053
		3,008,931
FIRE, MARINE & CASUALTY INSURANCE - .97%
8,324	ST PAUL TRAVELERS	366,422

FOOD - MISC PREPARATION - 3.48%
16,207	CONAGRA FOODS, INC.	366,278
14,495	HORMEL FOODS CORP.	520,515
9,415	WRIGLEY (WM.) JR. CO.	430,454
		1,317,247

INSURANCE - LIFE/PROPERTY/CASUAL - 3.72%
30,120	AFLAC, INC.	1,409,616

LEISURE PRODUCTS - 1.78%
15,134	POLARIS INDUSTRIES	673,917

MACHINERY - ELECTRICAL EQPMT - 2.65%
11,781	JOHNSON CONTROLS INC.	1,003,388

MANUFACTURING - 3.30%
14,722	ILLINOIS TOOL WORKS INC.	730,947
11,900	INGERSOLL-RAND COMP	518,959
		1,249,906

MEDICAL INSTRUMENTS/PRODUCTS - 3.50%
26,251	MEDTRONIC INC.	1,325,413

MEDICAL - DRUGS - 3.20%
12,468	ABBOTT LABS	532,384
28,700	PFIZER, INC.	679,042
		1,211,426

METAL ORES - GOLD/NON FERROUS - 1.64%
7,243	PHELPS DODGE	620,653

OFFICE EQUIPMENT & SUPPLIES - 1.17%
10,875	PITNEY BOWES INC.	443,483

OIL & GAS - INTERNATIONAL INTEG - 3.86%
11,262	BP PLC ADR	796,223
10,949	EXXON MOBIL	666,904
		1,463,127

PAPER & PAPERPRODUCTS - .66%
7,321	INTERNATIONAL PAPER	248,768

PUBLISHING - BOOKS/NEWS/PERIODIC - .91%
6,345	GANNETT INC.	342,693

RETAIL - APPAREL/SHOE - 1.55%
21,649	LIMITED INC.	587,987

RETAIL - DRUG STORES - .22%
17,383	RITE AID	81,700

RETAIL - FOOD &RESTAURANT - 1.35%
8,469	WENDY'S INTERNATIONAL INC.	510,511

RETAIL/WHOLESALE - BLDG PRODUCTS - 1.57%
15,566	HOME DEPOT INC.	593,376

STATE COMMERCIAL BANKS - 1.97%
38,600	POPULAR, INC.	747,682

TELECOMMUNICATIONS SERVICES - 4.52%
13,026	BELLSOUTH CORP.	439,888
12,458	CENTURYTEL, INC.	445,374
24,100	NOKIA CORP	517,427
11,814	AT&T	307,873
		1,710,561

TEXTILE - APPAREL/MILL PRODUCTS - 1.21%
7,255	V.F. CORP.	456,557

TRANSPORTATION - EQUIP/LEASING - .89%
6,244	RYDER SYSTEMS, INC.	337,363

TRANSPORTATION - RAIL - .92%
3,768	UNION PACIFIC CORP.	349,670

UTILITY - ELECTRIC POWER - 2.45%
11,521	DUKE ENERGY CORP	325,123
10,328	EDISON INTL	405,271
13,015	TECO ENERGY, INC.	195,485
		925,879

UTILITY - GAS DISTRIBUTION - 2.32%
13,785	NATIONAL FUEL GAS CO.	493,503
10,133	SCANA CORPORATION	386,270
		879,773
UTILITY - WATER - 3.32%
53,529	AQUA AMERICA, INC.	1,255,790

	TOTAL COMMON STOCKS (COST $30,611,050) - 99.26%	$37,586,984

CASH EQUIVALENTS - .46%
171,243	FIRST AMERICAN TREASURY OBLIGATION FUND	171,243

	TOTAL INVESTMENTS (COST $30,782,293) - 99.72%	$37,758,227

	OTHER ASSETS LESS LIABILITIES - .28%	107,245

	NET ASSETS - 100.00%	$37,865,472

* Non-income producing security.

	NOTES TO FINANCIAL STATEMENTS
	THE MP63 FUND, INC.

1. SECURITY TRANSACTIONS

At May 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $30,782,293 amounted to $6,975,897 which consisted of aggregate gross unrealized appreciation of  $8,733,470 and aggregate gross unrealized depreciation of $1,757,573.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

Date July 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

Date July 27, 2006

By /s/David Fish

*David Fish

Treasurer

Date July 27, 2006

* Print the name and title of each signing officer under his or her signature.